NORDIC GALAXY (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NORDIC GALAXY [Abstract]
Number of newbuildings				2
Total cost, per vessel				$ 90,000,000
Deposit on contract		0	9,000,000	9,000,000
Amount sought by seller			26,800,000
Loss on settlement			16,200,000
Net outstanding loan to seller			10,600,000
Interest income			1,200,000
Legal fees of the Seller			1,200,000
Legal fees		0	2,362,000	1,500,000
Subsequent deposit on contract received	9,000,000
Subsequent interest income received	$ 200,000